UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22067

AGIC Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Shares		Value*
COMMON STOCK—80.7%
	Australia—2.1%
	Airlines—0.2%
152,554	Qantas Airways Ltd. (a)	$221,193

	Biotechnology—0.6%
17,462	CSL Ltd. (b)	639,478

	Construction & Engineering—0.3%
14,173	Leighton Holdings Ltd.	244,272

	Diversified Financial Services—0.5%
139,994	Challenger Ltd.	447,109

	Metals & Mining—0.5%
13,924	BHP Billiton Ltd.	429,210
58,602	OneSteel Ltd.	60,141
		489,351
	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG	27,300

	Metals & Mining—0.1%
2,316	Voestalpine AG	58,131

	Belgium—0.1%
	Chemicals—0.1%
5,374	Tessenderlo Chemie NV	139,245

	Brazil—0.6%
	Metals & Mining—0.6%
32,439	Vale S.A., Class B, ADR	593,958

	Canada—0.1%
	Communications Equipment—0.1%
9,100	Research In Motion Ltd. (a)	94,003

	China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	65,472

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	68,527

	Paper & Forest Products—0.0%
112,000	Lee & Man Paper Manufacturing Ltd.	48,620

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	105,806

	Finland—0.1%
	Communications Equipment—0.0%
7,353	Nokia Oyj	19,308

	Food & Staples Retailing—0.1%
4,984	Kesko Oyj, Class B	125,171

	France—1.7%
	Airlines—0.0%
4,355	Air France - KLM (a)	18,355

	Automobiles—0.2%
9,874	Peugeot S.A.	97,723
1,838	Renault S.A.	77,249
		174,972
	Commercial Banks—0.2%
4,922	BNP Paribas S.A.	157,711
12,598	Credit Agricole S.A. (a)	45,295
		203,006
	Diversified Telecommunication—0.6%
47,233	France Telecom S.A. (b)	593,219

	Electrical Equipment—0.2%
4,912	Alstom S.A.	143,107

	Household Durables—0.1%
2,043	SEB S.A.	137,866

	Metals & Mining—0.0%
154	APERAM	1,736
3,088	ArcelorMittal	42,869
		44,605
	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	365,910

	Germany—1.8%
	Airlines—0.3%
23,665	Deutsche Lufthansa AG	249,276

	Automobiles—0.8%
17,212	Daimler AG (b)	800,923

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Shares		Value*
	Chemicals—0.3%
7,688	K+S AG	$308,650

	Industrial Conglomerates—0.1%
1,496	Siemens AG	123,513

	Metals & Mining—0.1%
1,548	Salzgitter AG	66,410

	Multi-Utilities—0.0%
568	RWE AG	20,811

	Semiconductors & Semiconductor Equipment—0.2%
2,911	Aixtron AG	42,779
15,947	Infineon Technologies AG	126,576
		169,355
	Greece—0.0%
	Commercial Banks—0.0%
4,039	National Bank of Greece S.A. (a)	4,996

	Hong Kong—1.9%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd.	303,454

	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	112,519

	Electric Utilities—0.3%
59,000	Cheung Kong Infrastructure Holdings Ltd.	325,503

	Industrial Conglomerates—0.2%
3,600	Jardine Matheson Holdings Ltd.	173,656

	Marine—0.1%
10,500	Orient Overseas International Ltd.	56,666

	Real Estate Management & Development—0.7%
41,000	Hang Lung Group Ltd.	239,171
118,000	New World Development Co., Ltd.	126,375
28,000	Swire Pacific Ltd., Class A	301,486
19,600	Swire Properties Ltd.	52,273
		719,305
	Semiconductors & Semiconductor Equipment—0.2%
16,500	ASM Pacific Technology Ltd.	202,399

	Specialty Retail—0.0%
19,981	Esprit Holdings Ltd.	32,140

	Ireland—0.0%
	Banks—0.0%
20,740	Irish Bank Resolution Corp., Ltd. (a)(c)	257

	Insurance—0.0%
9,738	Irish Life & Permanent Group Holdings PLC (a)	313

	Israel—0.1%
	Pharmaceuticals—0.1%
3,501	Teva Pharmaceutical Industries Ltd., ADR	137,204

	Italy—0.5%
	Electric Utilities—0.1%
54,358	Enel SpA	155,034

	Household Durables—0.1%
14,735	Indesit Co. SpA	59,286

	Oil, Gas & Consumable Fuels—0.3%
13,395	ENI SpA	258,046

	Japan—5.2%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	95,023

	Commercial Banks—0.4%
169,000	Hokuhoku Financial Group, Inc.	245,628
4,896	Sumitomo Mitsui Financial Group, Inc.	142,653
		388,281
	Computers & Peripherals—0.0%
13,000	Toshiba Corp.	48,712

	Diversified Financial Services—0.0%
490	ORIX Corp.	42,277

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	90,415

	Electronic Equipment, Instruments—0.3%
3,500	FUJIFILM Holdings Corp.	65,406
5,500	Mitsumi Electric Co., Ltd.	36,993
23,000	Nippon Chemi-Con Corp.	68,062
14,000	Star Micronics Co., Ltd.	135,007
		305,468
	Health Care Equipment & Supplies—0.1%
7,000	Olympus Corp.	112,126

	Household Durables—0.2%
13,300	Sony Corp.	176,232

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Shares		Value*
	Leisure Equipment & Products—0.5%
5,000	Nikon Corp.	$138,619
7,900	Sankyo Co., Ltd.	380,252
		518,871
	Machinery—0.2%
5,000	Glory Ltd.	95,767
4,700	Shima Seiki Manufacturing Ltd.	73,228
		168,995
	Marine—0.3%
71,000	Mitsui OSK Lines Ltd.	249,452
32,000	Nippon Yusen KK	85,344
		334,796
	Metals & Mining—0.3%
4,300	JFE Holdings, Inc.	69,478
43,000	Nippon Steel Corp.	96,217
56,000	Sumitomo Metal Industries Ltd.	90,375
		256,070
	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	108,195
3,300	Daiichi Sankyo Co., Ltd.	53,075
		161,270
	Road & Rail—0.1%
1,700	East Japan Railway Co.	101,079

	Software—0.0%
300	Nintendo Co., Ltd.	34,730

	Specialty Retail—0.1%
3,000	Aoyama Trading Co., Ltd.	69,530

	Tobacco—0.1%
16	Japan Tobacco, Inc.	89,029

	Trading Companies & Distribution—1.9%
54,000	ITOCHU Corp.	590,639
70,000	Marubeni Corp.	446,879
26,000	Mitsui & Co., Ltd.	365,430
36,900	Sumitomo Corp.	494,722
		1,897,670
	Wireless Telecommunication Services—0.3%
50	KDDI Corp.	308,737

	Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV (a)	84,133

	New Zealand—0.1%
	Construction Materials—0.1%
27,259	Fletcher Building Ltd.	129,183

	Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	398,154

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA	85,169

	Singapore—1.1%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	321,769

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp., Ltd.	232,676

	Distributors—0.3%
9,000	Jardine Cycle & Carriage Ltd.	292,936

	Electronic Equipment, Instruments—0.2%
26,000	Venture Corp., Ltd.	160,447

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	70,918

	Transportation Infrastructure—0.0%
29,200	SATS Ltd.	59,245

	Spain—0.7%
	Construction & Engineering—0.2%
9,221	ACS Actividades de Construccion y Servicios S.A.	153,934
2,822	Sacyr Vallehermoso S.A. (a)	4,406
		158,340
	Diversified Telecommunication—0.5%
45,274	Telefonica S.A.	503,955

	Sweden—1.3%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	141,274
4,200	Swedbank AB, Class A	60,026
		201,300
	Household Durables—0.1%
5,400	Electrolux AB, Class B	102,889

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Shares		Value*
	Machinery—0.6%
20,200	Sandvik AB	$252,982
16,000	Trelleborg AB, Class B	156,907
14,200	Volvo AB, Class B	160,254
		570,143
	Specialty Retail—0.4%
13,200	Hennes & Mauritz AB, Class B	393,059

	Switzerland—1.3%
	Biotechnology—0.2%
5,878	Actelion Ltd. (a)	222,815

	Capital Markets—0.1%
2,773	Credit Suisse Group AG (a)	53,001

	Insurance—0.7%
3,450	Zurich Financial Services AG (a)(b)	709,158

	Textiles, Apparel & Luxury Goods—0.3%
656	Swatch Group AG	253,724

	United Kingdom—8.3%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	50,408

	Capital Markets—0.0%
17,856	3i Group PLC	48,256

	Commercial Banks—0.4%
50,729	Barclays PLC	139,181
18,343	Lloyds TSB Group PLC (a)	7,220
51,937	Royal Bank of Scotland Group PLC (a)	16,098
9,470	Standard Chartered PLC	191,749
		354,248
	Commercial Services & Supplies—0.4%
13,154	Aggreko PLC	447,228

	Food & Staples Retailing—0.4%
92,742	WM Morrison Supermarkets PLC (b)	395,517

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC	48,173
4,730	Smiths Group PLC	73,082
		121,255
	Insurance—0.6%
221,798	Old Mutual PLC	486,009
45,432	Standard Life PLC	143,921
		629,930
	Metals & Mining—1.5%
6,416	Anglo American PLC	195,560
36,554	BHP Billiton PLC (b)	957,892
5,372	Rio Tinto PLC	231,122
4,527	Xstrata PLC	64,666
		1,449,240
	Multiline Retail—1.2%
26,858	Marks & Spencer Group PLC	137,667
21,928	Next PLC	1,025,483
		1,163,150
	Oil, Gas & Consumable Fuels—2.3%
16,993	BG Group PLC	327,473
	Royal Dutch Shell PLC,
16,201	Class A	503,572
45,399	Class B (b)	1,459,310
		2,290,355
	Professional Services—0.1%
14,108	Michael Page International PLC	77,627

	Specialty Retail—0.1%
16,621	Game Group PLC (c)	256
72,326	Howden Joinery Group PLC	131,022
		131,278
	Tobacco—0.7%
14,650	British American Tobacco PLC (b)	692,440

	Wireless Telecommunication Services—0.4%
165,068	Vodafone Group PLC	440,234

	United States—52.7%
	Aerospace & Defense—1.8%
10,300	L-3 Communications Holdings, Inc.	702,357
45,800	Textron, Inc.	1,082,254
		1,784,611
	Auto Components—1.4%
5,779	BorgWarner, Inc. (a)	414,643
31,200	Johnson Controls, Inc.	940,368
		1,355,011

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Shares		Value*
	Automobiles—1.0%
82,000	Ford Motor Co.	$865,920
6,114	General Motors Co. (a)	135,731
		1,001,651
	Beverages—2.2%
14,100	Coca-Cola Co. (b)	1,053,693
15,600	Molson Coors Brewing Co., Class B	599,820
7,600	PepsiCo, Inc.	515,660
		2,169,173
	Biotechnology—1.2%
22,800	Gilead Sciences, Inc. (a)	1,138,860

	Communications Equipment—3.2%
5,266	Aviat Networks, Inc. (a)	13,639
70,748	Cisco Systems, Inc.	1,155,315
5,984	EchoStar Corp., Class A (a)	167,372
21,200	Harris Corp.	843,336
17,000	Qualcomm, Inc.	974,270
		3,153,932
	Computers & Peripherals—2.8%
2,600	Apple, Inc. (a)	1,502,098
51,700	EMC Corp. (a)(b)	1,233,045
		2,735,143
	Diversified Financial Services—0.8%
24,837	JP Morgan Chase & Co.	823,347

	Diversified Telecommunication Services—1.2%
6,769	Frontier Communications Corp.	25,316
28,200	Verizon Communications, Inc. (b)	1,174,248
		1,199,564
	Electric Utilities—1.3%
13,855	Entergy Corp.	894,063
11,625	Exelon Corp.	429,893
		1,323,956
	Electronic Equipment, Instruments & Components—0.8%
14,000	Amphenol Corp., Class A	744,660

	Energy Equipment & Services—3.1%
9,700	Diamond Offshore Drilling, Inc.	564,346
15,500	National Oilwell Varco, Inc.	1,034,625
20,100	Schlumberger Ltd.	1,271,325
20,647	Weatherford International Ltd. (a)	247,970
		3,118,266
	Food Products—1.1%
34,884	Archer-Daniels-Midland Co.	1,112,102

	Health Care Equipment & Supplies—2.0%
15,600	Baxter International, Inc.	789,672
2,300	Intuitive Surgical, Inc. (a)	1,203,130
		1,992,802
	Health Care Providers & Services—2.5%
23,000	CIGNA Corp.	1,009,930
12,500	McKesson Corp.	1,091,000
5,691	WellPoint, Inc.	383,516
		2,484,446
	Hotels, Restaurants & Leisure—1.1%
11,900	McDonald’s Corp.	1,063,146

	Household Products—1.0%
16,500	Procter & Gamble Co.	1,027,785

	Independent Power Producers & Energy Traders—0.6%
38,461	NRG Energy, Inc. (a)	589,223

	Industrial Conglomerates—1.2%
62,026	General Electric Co.	1,184,076

	Insurance—2.2%
2,679	American International Group, Inc. (a)	78,173
46,000	Genworth Financial, Inc., Class A (a)	241,040
11,760	MetLife, Inc.	343,510
17,000	Prudential Financial, Inc.	789,650
37,371	XL Group PLC, Class A	763,116
		2,215,489
	Internet Software & Services—1.1%
1,900	Google, Inc., Class A (a)(b)	1,103,634

	IT Services—1.0%
5,200	International Business Machines Corp.	1,003,080

	Machinery—2.7%
18,700	AGCO Corp. (a)	751,927
2,221	Colfax Corp. (a)	62,921
14,200	Deere & Co.	1,048,954
14,900	Joy Global, Inc.	832,314
		2,696,116

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Shares		Value*
	Media—0.8%
29,919	DISH Network Corp., Class A	$838,929

	Metals & Mining—0.8%
23,400	Freeport-McMoRan Copper & Gold, Inc.	749,736

	Multiline Retail—1.7%
28,630	Target Corp.	1,657,963

	Multi-Utilities—1.2%
28,169	PG&E Corp.	1,230,985

	Oil, Gas & Consumable Fuels—1.3%
5,500	Occidental Petroleum Corp.	435,985
19,400	Peabody Energy Corp.	453,184
18,800	Valero Energy Corp.	396,680
		1,285,849
	Pharmaceuticals—5.0%
16,000	Abbott Laboratories	988,640
36,200	Bristol-Myers Squibb Co. (b)	1,206,908
18,224	Johnson & Johnson	1,137,724
43,391	Merck & Co., Inc.	1,630,634
		4,963,906
	Semiconductors & Semiconductor Equipment—2.2%
48,000	Intel Corp.	1,240,320
33,900	Texas Instruments, Inc.	965,472
		2,205,792
	Software—2.4%
44,500	Microsoft Corp.	1,298,955
36,900	Oracle Corp.	976,743
10,199	Symantec Corp. (a)	151,353
		2,427,051
	Total Common Stock (cost-$133,330,170)	80,221,475

CONVERTIBLE PREFERRED STOCK—10.2%
	Airlines—0.6%
14,985	Continental Airlines Finance Trust II, 6.00%, 11/15/30	546,952

	Auto Components—0.4%
10,700	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	433,885

	Automobiles—0.4%
60,000	Escrow GM Corp., 7/15/33 (a)(c)	—
11,800	General Motors Co., 4.75%, 12/1/13, Ser. B	433,296
		433,296
	Capital Markets—0.9%
4,600	AMG Capital Trust I, 5.10%, 4/15/36	225,975
	Escrow Lehman Brothers Holdings, Inc., (a)(c)(k),
42,200	6.00%, 10/12/10, Ser. GIS	177,326
9,300	28.00%, 3/6/09, Ser. RIG	155,051
10,260	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (d)	376,280
		934,632
	Commercial Banks—0.5%
1,700	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	231,838
250	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	277,247
		509,085
	Commercial Services & Supplies—0.4%
7,036	United Rentals, Inc., 6.50%, 8/1/28	358,836

	Diversified Financial Services—1.4%
600	Bank of America Corp., 7.25%, 1/30/13, Ser. L (e)	560,400
4,950	Citigroup, Inc., 7.50%, 12/15/12	416,196
9,165	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.) (d)	442,899
		1,419,495
	Electric Utilities—0.5%
5,000	NextEra Energy, Inc., 8.375%, 6/1/12	251,000
3,875	PPL Corp., 9.50%, 7/1/13	206,770
		457,770
	Food Products—0.9%
10,000	Bunge Ltd., 4.875%, 12/31/49 (e)	922,500

	Household Durables—0.6%
7,400	Newell Financial Trust I, 5.25%, 12/1/27	342,250
2,000	Stanley Black & Decker, Inc., 4.75%, 11/17/15	232,760
		575,010
	Insurance—0.7%
5,200	Assured Guaranty Ltd., 8.50%, 6/1/12	273,520
7,100	MetLife, Inc., 5.00%, 9/11/13	416,486
		690,006
	Multi-Utilities—0.5%
11,000	AES Trust III, 6.75%, 10/15/29	544,170

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Shares		Value*
	Oil, Gas & Consumable Fuels—1.0%
8,300	Apache Corp., 6.00%, 8/1/13	$396,574
4,700	ATP Oil & Gas Corp., 8.00%, 10/1/14 (e)(f)(g)	158,037
6,700	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	460,625
		1,015,236
	Professional Services—0.6%
10,400	Nielsen Holdings NV, 6.25%, 2/1/13	564,850

	Real Estate Investment Trust—0.3%
10,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	273,920

	Road & Rail—0.5%
47,690	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (f)(g)	499,133
	Total Convertible Preferred Stock (cost-$13,479,828)	10,178,776

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—7.2%
	Capital Markets—0.7%
$500	Ares Capital Corp., 5.75%, 2/1/16 (f)(g)	507,500
160	BGC Partners, Inc., 4.50%, 7/15/16 (f)(g)	151,800
		659,300
	Diversified Telecommunication Services—0.2%
160	Level 3 Communications, Inc., 15.00%, 1/15/13	178,600

	Electrical Equipment—0.5%
495	EnerSys, 3.375%, 6/1/38 (h)	552,544

	Health Care Equipment & Supplies—0.1%
130	Alere, Inc., 3.00%, 5/15/16	117,000

	Hotels, Restaurants & Leisure—0.7%
450	MGM Resorts International, 4.25%, 4/15/15	446,063
295	Morgans Hotel Group Co., 2.375%, 10/15/14	260,706
		706,769
	Internet Software & Services—0.5%
275	VeriSign, Inc., 3.25%, 8/15/37	348,906
150	WebMD Health Corp., 2.50%, 1/31/18	128,250
		477,156
	IT Services—0.5%
345	Alliance Data Systems Corp., 1.75%, 8/1/13	558,037

	Machinery—0.4%
515	Greenbrier Cos., Inc., 3.50%, 4/1/18 (f)(g)	431,313

	Marine—0.4%
550	DryShips, Inc., 5.00%, 12/1/14	378,125

	Media—1.0%
	Liberty Media LLC,
310	3.125%, 3/30/23	353,400
1,000	3.50%, 1/15/31	613,750
		967,150
	Metals & Mining—0.2%
200	Steel Dynamics, Inc., 5.125%, 6/15/14	209,000

	Pharmaceuticals—0.7%
200	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (f)(g)	688,000

	Real Estate Investment Trust—0.3%
250	Boston Properties LP, 3.75%, 5/15/36	279,687

	Semiconductors & Semiconductor Equipment—0.7%
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	393,750
300	SunPower Corp., 4.75%, 4/15/14	279,000
		672,750
	Thrifts & Mortgage Finance—0.3%
	MGIC Investment Corp.,
200	5.00%, 5/1/17	127,250
395	9.00%, 4/1/63 (f)(g)	162,444
		289,694
	Total Convertible Bonds & Notes (cost-$8,132,429)	7,165,125

Shares
PREFERRED STOCK—0.2%
Germany—0.2%
Automobiles—0.2%
3,950	Porsche Automobile Holding SE (cost-$899,346)	203,502

Units
WARRANTS (a)—0.1%
	Automobiles—0.1%
	General Motors Co.,
5,558	expires 7/10/16	73,922
5,558	expires 7/10/19	47,854
		121,776

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2012 (unaudited)

Units		Value*
	Electronic Equipment, Instruments—0.0%
3,050	Kingboard Chemical Holdings Ltd., expires 10/31/12	$7
	Total Warrants (cost-$775,993)	121,783

Shares
RIGHTS (a)—0.0%
Diversified Telecommunication—0.0%
45,274	Telefonica S.A., expires 6/1/12 (cost-$0)	13,156

Principal Amount (000s)
SHORT-TERM INVESTMENT—1.1%
	Time Deposit—1.1%
$1,049	The Bank of New York Mellon Corp.-Grand Cayman, 0.03%, 6/1/12 (cost-$1,049,258)	1,049,258

	Total Investments, before call options written (cost-$157,667,024) (i)—99.5%	98,953,075

Contracts
CALL OPTIONS WRITTEN (a)—(0.0)%
	Bristol-Myers Squibb Co.,
250	strike price $34, expires 6/16/12	(6,375)
	Coca-Cola Co.,
95	strike price $80, expires 6/16/12	(238)
	Google, Inc.,
13	strike price $670, expires 6/16/12	(227)
	Verizon Communications, Inc.,
195	strike price $42, expires 6/16/12	(6,630)
	Total Call Options Written (premiums received-$21,302)	(13,470)

	Total Investments, net of call options written (cost-$157,645,722) (j)—99.5%	98,939,605
	Other assets less other liabilities—0.5%	465,703
	Net Assets—100.0%	$99,405,308

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities and other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates.  Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a) Non-income producing.

(b) All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(c) Fair-Valued—Securities with an aggregate value of $332,890, representing 0.3% of net assets.

(d) Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e) Perpetual maturity. The date shown is the next call date.

(f) Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,598,227, representing 2.6% of net assets.

(g) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(i) At May 31, 2012, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $158,807,026. Gross unrealized appreciation was $4,933,651, gross unrealized depreciation was $64,787,602 and net unrealized depreciation was $59,853,951. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

(j) Securities with an aggregrate value of $27,166,429, representing 27.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(k) In default.

Glossary:

ADR — American Depositary Receipt

Other Investments:

Transactions in call options written for the nine months ended May 31, 2012:

	Contracts	Premiums
Options outstanding, August 31, 2011	545	$33,125
Options written	8,417	620,992
Options terminated in closing transactions	(2,615)	(295,494)
Options expired	(5,794)	(337,321)
Options outstanding, May 31, 2012	553	$21,302

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended May 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for the international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price.  To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable		Value at
	Quoted Prices	Inputs	Inputs		5/31/12
Investments in Securities - Assets
Common Stock:
Australia	—	$2,041,403	—		$2,041,403
Austria	—	85,431	—		85,431
Belgium	—	139,245	—		139,245
China	—	182,619	—		182,619
Denmark	—	105,806	—		105,806
Finland	—	144,479	—		144,479
France	—	1,681,040	—		1,681,040
Germany	—	1,738,938	—		1,738,938
Greece	—	4,996	—		4,996
Hong Kong	$52,273	1,873,369	—		1,925,642
Ireland	313	—	$257		570
Italy	—	472,366	—		472,366
Japan	—	5,199,311	—		5,199,311
Netherlands	—	84,133	—		84,133
New Zealand	—	129,183	—		129,183
Norway	—	483,323	—		483,323
Singapore	—	1,137,991	—		1,137,991
Spain	—	662,295	—		662,295
Sweden	—	1,267,391	—		1,267,391
Switzerland	—	1,238,698	—		1,238,698
United Kingdom	—	8,290,910	256		8,291,166
All Other	53,205,449	—	—		53,205,449
Convertible Preferred Stock:
Airlines	—	546,952	—		546,952
Automobiles	433,296	—	—	†	433,296
Capital Markets	—	602,255	332,377		934,632
Commercial Banks	277,247	231,838	—		509,085
Commercial Services & Supplies	—	358,836	—		358,836
Diversified Financial Services	976,596	442,899	—		1,419,495
Household Durables	232,760	342,250	—		575,010
Insurance	416,486	273,520	—		690,006
Oil, Gas & Consumable Fuels	396,574	618,662	—		1,015,236
Professional Services	—	564,850	—		564,850
Road & Rail	—	499,133	—		499,133
All Other	2,632,245	—	—		2,632,245
Convertible Bonds & Notes	—	7,165,125	—		7,165,125
Preferred Stock	—	203,502	—		203,502
Warrants	121,783	—	—		121,783
Rights	13,156	—	—		13,156
Short-Term Investment	—	1,049,258	—		1,049,258
Total Investments in Securities - Assets	$58,758,178	$39,862,007	$332,890		$98,953,075
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(13,470)	—	—		$(13,470)
Total Investments	$58,744,708	$39,862,007	$332,890		$98,939,605

† Escrow GM Corp. is fair-valued at $0.

There were no significant transfers between Levels 1 and 2 during the nine months ended May 31, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended May 31, 2012, was as follows:

							Net
						Net	Change in
	Beginning				Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance				Discounts	Gain	Appreciation/	into	out of	Balance
	8/31/11		Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3*	Level 3	5/31/12
Investments in Securities - Assets
Common Stock:
Ireland	$298		—	—	—	—	$(41)	—	—	$257
United Kingdom	—		—	—	—	—	—	$256	—	256
Convertible Preferred Stock:
Automobiles	—	†	—	—	—	—	—	—	—	—	†
Capital Markets	459,324		—	—	—	—	(126,947)	—	—	332,377
Total Investments	$459,622		—	—	—	—	$(126,988)	$256	—	$332,890

* Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

† Escrow GM Corp. is fair-valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at May 31, 2012 was $(133,280).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Global Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 18, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 18, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 18, 2012